VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Restricted cash	$ 765	$ 844
Financing receivables, net	17,943	18,457
Total Assets	47,693	48,719
Debt	23,749	26,053
Total Liabilities	41,401	43,690
Unconsolidated Subsidiaries and Affiliates
Variable Interest Entity [Line Items]
Restricted cash	689	703
Financing receivables, net	8,888	8,974
Total Assets	9,577	9,677
Debt	8,691	8,835
Total Liabilities	$ 8,691	$ 8,835